Fair Value Measurement- Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of Hedge and Estimated Fair Value of Derivatives (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Interest-bearing deposits with banks
Derivative [Line Items]
Carrying amount		$ 1,396
Notional amount of hedge		1,396
Unrealized Gain		30
Unrealized (Loss)		(19)
Securities available-for-sale
Derivative [Line Items]
Carrying amount	7,294	5,914
Notional amount of hedge	7,045	6,647
Unrealized Gain	4	721
Unrealized (Loss)	(370)	(95)
Long-term debt
Derivative [Line Items]
Carrying amount	16,469	15,036
Notional amount of hedge	16,100	14,755
Unrealized Gain	470	483
Unrealized (Loss)	$ (14)	$ (72)